Taxation (Movement of Valuation Allowance) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2014
TAXATION [Abstract]
Balance at beginning of the year	¥ (29,213)	¥ (30,887)	¥ (34,029)
Current period addition	(2,501)	(5,370)	(3,043)
Current period reversal	2,999	7,044	6,185
Balance at end of the year	¥ (28,715)	¥ (29,213)	¥ (30,887)